Events after the Balance Sheet Date	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Events after the Balance Sheet Date	39 Events after the Balance Sheet Date
(a) Interim dividend
The Group approved the payment of a dividend of $0.15 per share to be paid on 31 March 2026 to the shareholders on record at the close of business on 16 March 2026.
(b) Acquisition of Valcourt SA
On 22 October 2025, the Group announced that it had agreed terms to acquire Valcourt SA to enhance the Group's fixed income business. The acquisition will bring a substantial distribution offering which is consistent with the Group's strategy to add new clients and new capabilities to its platform to diversify earnings. The acquisition is subject to regulatory approval and is expected to complete early in the second quarter of 2026; accordingly, the related financial effect cannot currently be reliably estimated.
(c) Acquisition of Webb Traders
On 6 February 2026, the Group announced that it had agreed terms to acquire Webb Traders to enhance the Group's Market Making business. The acquisition is expected to further enhance Marex’s established Equity Linked Structured Products platform allowing the Group to internalize hedging, enhance profit margins and provide better pricing for clients. The acquisition is subject to regulatory approval and is expected to complete early in the second quarter of 2026, with the related financial effect dependent on completion of the approval process.